Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Related parties
Related party transactions
Salaries	$ 5,024	$ 1,699
Short-term employment benefits(included in office and general)	116	70
Share-based compensation	11,854	3,235
Total Key management personnel compensation	$ 16,994	$ 5,004
Directors and Officers
Related party transactions
Percentage of voting rights controlled by related parties	0.10%
Number of voting shares controlled by related parties	135,942
Mr.Irwin Simon
Related party transactions
Base compensation	$ 1,100
Stock options declared	1,000,000
Restricted stock units declared	25,000
Board of Directors
Related party transactions
Base compensation	$ 300
Compensation paid in cash	150
Deferred share units, value	$ 150
One time award	7,500